Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income/ (loss)	$ 147,070	$ 190,627	$ (21,159)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Bad debt provision	1,615	582	89
Depreciation	13,643	16,374	23,745
Amortization of intangible assets and other assets	12,377	24,739	41,423
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	0	40,324	52,282
Impairment loss of other assets	4,391	15,600	1,687
Share-based compensation allocated from Sohu.com Inc.	0	0	27
Share-based compensation expense	8,402	15,024	4,087
Loss from equity investments	1,079	724	232
Disposal loss of fixed assets and intangible assets	156	805	1,560
Deferred tax expense/(credits)	11,403	8,009	(20,965)
Change in contingent consideration	0	114	1,441
Change in fair value of financial instruments	(12,290)	(1,331)	(1,611)
Disposal of subsidiaries and long-term investment	(149)	(53,744)	0
Others	0	0	(652)
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	14,840	4,295	(41,133)
Prepaid and other assets(including changes in interest receivables from related parties of $nil, $5,360 and $(4247), respectively)	1,756	(12,743)	28,721
Accounts payable	2,489	(16,280)	(2,954)
Receipts in advance and deferred revenue	4,449	2,065	(4,584)
Accrued salary and benefits	(4,985)	(16,460)	6,049
Accrued liabilities to suppliers	7,211	951	(6,294)
Tax payables	(4,630)	4,464	(12,753)
Other short-term liabilities(including interest payables to related parties of $nil, $1,340 and $(772), respectively)	(3,165)	(10,795)	1,078
Net cash provided by operating activities	205,662	213,344	50,316
Cash flows from investing activities:
Purchase of fixed assets	(4,032)	(12,443)	(24,241)
Purchase of intangible assets and other assets	(9,003)	(23,167)	(35,118)
Release of restricted time deposits	225,493	40,310	5,763
Cash paid for business acquisition, net of cash acquired	0	0	(86,539)
Investment in equity investees and debt securities	0	(4,136)	(4,918)
Purchase of financial instruments	(316,081)	(646,323)	(209,508)
Proceeds from financial instruments	364,121	642,473	23,000
Matching loans to related parties	(210,797)	(176,639)	0
Proceeds from matching loans	12,064	0	0
Loans to Sohu (Note 27)	(72,077)	0	0
Funds to 7Road	0	(20,033)	0
Return of funds from 7Road	5,061	9,415	0
Consideration received from sale of 7Road business and subsidiaries, net of cash (Note 2)	0	184,345	0
Other investing activities	566	2,263	1,059
Net cash used in investing activities	(4,685)	(3,935)	(330,502)
Cash flows from financing activities:
Loan proceeds from banks	0	0	370,000
Matching loans from related parties	209,941	182,900	0
Repayment of matching loans	(12,900)	0	0
Repayments of loans to offshore banks	(344,500)	(25,500)	(410,194)
Payment of contingent consideration	0	0	(2,813)
Payment for repurchase of shares	0	(14,506)	(3,577)
Net cash provided by/(used in) financing activities	(147,459)	142,894	(46,584)
Effect of exchange rate changes on cash and cash equivalents	(14,563)	(3,180)	(920)
Reclassification of cash and cash equivalents to assets held for sale	(11,684)	0	0
Net increase/(decrease) in cash and cash equivalents	27,271	349,123	(327,690)
Cash and cash equivalents, beginning of year	569,917	220,794	548,484
Cash and cash equivalents, end of year	597,188	569,917	220,794
Supplemental disclosures of cash flow
Cash paid for income taxes	(12,348)	(40,241)	(11,982)
Cash paid for interest expense	(5,263)	(7,235)	(6,283)
Supplemental schedule of non-cash investing activity
Changes in government grant in prepaid and other current assets	0	0	1,425
Changes in account payable, accrued expenses and other liabilities related to fixed assets and intangible assets additions	$ (2,909)	$ (11,277)	$ (5,821)